Concession Financial and Sector Assets and Liabilities - Summary of Generation Indemnity Receivable (Detail) R$ in Millions	12 Months Ended
	Dec. 31, 2018 BRL (R$) MW	Dec. 31, 2017 BRL (R$)
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Installed capacity (MW) | MW	3,601.70
Net balance of assets based on historical cost	R$ 204
Net balance of assets based on fair value (replacement cost)	816	R$ 816
Monetary adjustment	322	317
Amounts received	R$ (250)	(234)
Usina Hidreletrica Tres marias [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	396.00
Net balance of assets based on historical cost	R$ 72
Net balance of assets based on fair value (replacement cost)	R$ 413
Usina Hidreletrica Salto grande [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	102.00
Net balance of assets based on historical cost	R$ 11
Net balance of assets based on fair value (replacement cost)	R$ 39
Usina Hidreletrica Itutinga [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	52.00
Net balance of assets based on historical cost	R$ 4
Net balance of assets based on fair value (replacement cost)	R$ 7
Usina Hidreletrica Camargos [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	46.00
Net balance of assets based on historical cost	R$ 8
Net balance of assets based on fair value (replacement cost)	R$ 23
Cemig PCH Piau [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	18.01
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 9
Cemig PCH Gafanhoto [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	14.00
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 10
Cemig PCH Peti [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	9.40
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 8
Cemig PCH Dona Rita [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2013-09
Installed capacity (MW) | MW	2.41
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 1
Cemig PCH Tronqueiras [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	8.50
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value (replacement cost)	R$ 12
Cemig PCH Joasal [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	8.40
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 8
Cemig PCH Martins [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	7.70
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value (replacement cost)	R$ 4
Cemig PCH Cajuru [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	7.20
Net balance of assets based on historical cost	R$ 4
Net balance of assets based on fair value (replacement cost)	R$ 4
Cemig PCH Paciencia [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	4.08
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 4
Cemig PCH Marmelos [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-07
Installed capacity (MW) | MW	4.00
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 4
Usina Hidreletrica Volta grande [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2017-02
Installed capacity (MW) | MW	380.00
Net balance of assets based on historical cost	R$ 26
Net balance of assets based on fair value (replacement cost)	R$ 70
Usina Hidreletrica Miranda [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2016-12
Installed capacity (MW) | MW	408.00
Net balance of assets based on historical cost	R$ 27
Net balance of assets based on fair value (replacement cost)	R$ 23
Usina Hidreletrica Jaguara [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2013-08
Installed capacity (MW) | MW	424.00
Net balance of assets based on historical cost	R$ 40
Net balance of assets based on fair value (replacement cost)	R$ 174
Usina Hidreletrica Sao simao [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	2015-01
Installed capacity (MW) | MW	1,710.00
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	3
Miranda and Sao Simao hydroelectric plants [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Net balance of assets based on historical cost		813
Adjustment regarding MME Order 291/17		215
Amounts based on MME Order 291/17		1,028
Monetary adjustment	55	56
Amounts received	(1,139)
Residual value of assets of Basic Plans		1,084
Miranda hydroelectric plant [member] | Miranda and Sao Simao hydroelectric plants [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Net balance of assets based on historical cost		610
Adjustment regarding MME Order 291/17		174
Amounts based on MME Order 291/17		784
Monetary adjustment	42	25
Amounts received	(851)
Residual value of assets of Basic Plans		809
Sao simao hydroelectric plant [member] | Miranda and Sao Simao hydroelectric plants [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Net balance of assets based on historical cost		203
Adjustment regarding MME Order 291/17		41
Amounts based on MME Order 291/17		244
Monetary adjustment	13	31
Amounts received	R$ (288)
Residual value of assets of Basic Plans		R$ 275